China Contribution Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
China Contribution Plan [Abstract]
Contributed total	$ 621,311	$ 533,622	$ 480,673